EQ ADVISORS TRUSTSM – AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS

SUPPLEMENT DATED AUGUST 12, 2011 TO THE PROSPECTUS DATED MAY 1, 2011

This Supplement updates information contained in the Prospectus dated May 1, 2011 of EQ Advisors Trust (the “Trust”) regarding the AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Growth Strategy Portfolio (“AXA Strategic Allocation Series Portfolios”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about changes to the administrative services fee payable by the AXA Strategic Allocation Series Portfolios and information involving AXA Equitable Funds Management Group, LLC (the “Manager”) and its parent, AXA Equitable Life Insurance Company (“AXA Equitable”).

Information Regarding

AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and AXA Growth Strategy Portfolio

In the section “Management of the Trust – Management Fees” the sentence describing the fee paid by the Portfolio to the Manager is deleted in its entirety and replaced with the following information:

Effective September 1, 2011, in addition to the management fee, each Portfolio pays FMG LLC an asset-based fee at an annual rate equal to 0.15% on the first $15 billion of its average daily net assets; 0.125% on the next $5 billion of its average daily net assets; 0.10% on average daily net assets thereafter; plus an additional $32,500 for administrative services.

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The section “Management of the Trust” is revised to include the following additional information:

Legal Proceedings Relating to the Manager

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC. The lawsuit was filed derivatively on behalf of eight funds: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; and EQ/GAMCO Small Company Value Portfolio (collectively, the “Portfolios”). The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for alleged excessive fees paid to AXA Equitable and the Manager for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 12, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

This Supplement updates certain information contained in the above-referenced Statement of Additional Information (“SAI”) for the AXA Conservative Strategy Portfolios, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio and the AXA Growth Strategy Portfolio of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a change to the administrative services fee payable by the (together, the “Portfolios”).

The fee information in the first paragraph in the section “Investment Management and Other Services – The Administrator” is deleted in its entirety and replaced with the following information:

For these administrative services, in addition to the management fee effective September 1, 2011, each Portfolio pays FMG LLC an annual fee of $32,500 plus an asset-based fee at an annual rate of 0.15% on the first $15 billion of its average daily net assets; 0.125% on the next $5 billion of its average daily net assets; and 0.10% on average daily net assets thereafter.